Other Liabilities, Provisions, Contingencies and Commitments - Other (Details) $ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	[1]	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Other Liabilities, Provisions, Contingencies and Commitments [Abstract]
Derivative financial instruments (see Note 21)			$ 4,625	$ 8,653
Security deposits			2,134	1,012
Total	$ 324		$ 6,759	$ 9,665

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4